Income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income/(Loss) Per Share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the periods indicated:

	As of December 31,
	2013	2014	2015

Numerator:
Net income/(loss).	19,557	22,644	(262,956)
Add: Net loss attributable to noncontrolling interests	—	—	12,920
Series A-1 Preference Shares accretions	(858)	—	—
Series B Preference Shares accretions	(3,831)	—	—
Series B-1 Preference Shares accretions	(4,445)	—	—
Income allocation to participating preference shares	(1,230)	—	—
Deemed dividend to mezzanine classified noncontrolling interests	—	—	(898)
Numerator for basic and diluted net income/(loss) per share	9,193	22,644	(250,934)
Denominator:
Weighted average number of ordinary shares used in computing net income/(loss) per share—basic	63,717,007	168,589,273	234,811,986
Weighted average number of ordinary shares used in computing net income/(loss) per share—diluted	69,159,524	174,024,997	234,811,986
Net income/(loss) per ordinary share attributable to ordinary shareholders - basic	0.14	0.13	(1.07)
Net income/(loss) per ordinary share attributable to ordinary shareholders - diluted	0.13	0.13	(1.07)
Net income/(loss) per ADS attributable to ordinary shareholders-basic (1 ADS represents 2 ordinary shares)	0.29	0.27	(2.14)
Net income/(loss) per ADS attributable to ordinary shareholders -diluted (1 ADS represents 2 ordinary shares)	0.27	0.26	(2.14)